Inventories - Summary of Inventories (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of inventories [abstract]
Crude oil	$ 3,647	$ 3,524
Oil products	2,814	2,649
Intermediate products	613	700
Natural gas and LNG(Liquid Natural GAS)	67	134
Biofuels	173	211
Fertilizers	25	26
Total products	7,339	7,244
Materials, supplies and others	1,150	1,243
Total	8,489	8,487
Current	$ 8,489	8,475
Non-current		$ 12